RELATED-PARTY BALANCES AND TRANSACTIONS (Details Narrative) R$ / shares in Units, R$ in Thousands	1 Months Ended
Dec. 23, 2022 BRL (R$) R$ / shares
Reserve Quantities [Line Items]
Interest rate	15.00%
Price per share | R$ / shares	R$ 0.44868615934
Vicunha Acos S A [Member]
Reserve Quantities [Line Items]
Payment of interest on equity	R$ 304,892
Rio Laco Participacoes S A [Member]
Reserve Quantities [Line Items]
Payment of interest on equity	R$ 20,508